Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 562	¥ 1,506	¥ 0
Aggregate amortization expenses for intangible assets	32,235	28,748	32,189
Estimated amortization expenses in fiscal 2023	33,959
Estimated amortization expenses in fiscal 2024	30,205
Estimated amortization expenses in fiscal 2025	27,181
Estimated amortization expenses in fiscal 2026	23,182
Estimated amortization expenses in fiscal 2027	19,565
Intangible assets subject to amortization acquired	154,949
Corporate Financial Services And Leasing
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill		12
Impairment of intangible assets excluding goodwill	650	2	329
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	191	0	0
Impairment of intangible assets excluding goodwill		217
PE Investment And Concession Segment
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill		4
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	1,494	0
Impairment of intangible assets excluding goodwill		414
Environment and energy services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		2
Aircraft and Ships
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill	259	505
Insurance [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	371	0	0
Impairment of intangible assets excluding goodwill		2
ORIX Europe [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	¥ 0	¥ 0
Impairment of intangible assets excluding goodwill	21,090
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,345
Weighted average amortization period	8 years
Customer relationships and others
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 40,583
Weighted average amortization period	24 years
Asset management contracts
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 98,014
Weighted average amortization period	20 years